Federal Income Tax (Details1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Income Tax Details1
Federal tax benefit rate	35.00%	35.00%
Permanent differences	6.40%	9.30%
Valuation allowance	28.60%	25.70%
Effective income tax benefit (provision) rate